EXPLORATION AND EVALUATION ASSETS (Details)	12 Months Ended
	Feb. 28, 2023 CAD ($)	Feb. 28, 2022 CAD ($)	Jan. 31, 2023 CAD ($) shares	Jan. 26, 2023 CAD ($) shares	Jun. 30, 2022 CAD ($) shares	Sep. 30, 2021 CAD ($) shares	Sep. 30, 2021 USD ($) shares	May 31, 2021 shares	Apr. 30, 2021 CAD ($) shares
IfrsStatementLineItems [Line Items]
Opening balance	$ 135,545,747	$ 11,509,494
Acquisition cost	10,209,029	124,025,195
Maintenance fees		11,058
Royalty buyback	4,503,000
Opening balance	150,257,776	135,545,747
Common shares issued | shares			200,000	950,000		2,500,000	2,500,000	36,891,918	4,000,000
Common stock fair value			$ 946,000	$ 4,503,000		$ 6,300,000			$ 7,200,000
Common stock acquire rate									100.00%
Assumed liabilities						$ 253,060	$ 200,000
T L C Project [Member]
IfrsStatementLineItems [Line Items]
Opening balance	25,273,612	11,509,494
Acquisition cost	5,056,899	13,753,060
Maintenance fees		11,058
Royalty buyback	4,503,000
Opening balance	34,833,511	25,273,612
Falchani Project [Member]
IfrsStatementLineItems [Line Items]
Opening balance	93,737,781
Acquisition cost	5,152,130	93,737,781
Maintenance fees
Royalty buyback
Opening balance	98,889,911	93,737,781
Common shares issued | shares					2,250,000
Common stock fair value					$ 4,635,000
Macusani Project [Member]
IfrsStatementLineItems [Line Items]
Opening balance	16,534,354
Acquisition cost		16,534,354
Maintenance fees
Royalty buyback
Opening balance	$ 16,534,354	$ 16,534,354